Other Gains and Losses, Net	6 Months Ended
Jun. 30, 2021
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Other Gains and Losses, Net
25.	OTHER GAINS AND LOSSES, NET

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)

Gain on disposal of financial assets, net
Investments in debt instruments at FVTOCI	$926.9	$169.3
Gain (loss) on financial instruments at FVTPL, net
Mandatorily measured at FVTPL	(1,507.8)	(2,398.9)
The reversal (accrual) of expected credit loss of financial assets
Investments in debt instruments at FVTOCI	0.2	(1.6)
Financial assets at amortized cost	(0.4)	4.9
Other gains, net	79.3	273.1

	$(501.8)	$(1,953.2)